UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2021
Operating expenses
General and administrative expenses	$ 19,829,000	$ 65,274,000
Loss from operations	(881,000)	(17,817,000)
Net loss	$ (3,786,000)	$ (15,735,000)
Weighted Average Number of Shares Outstanding, Basic	60,840	57,072
Weighted Average Number of Shares Outstanding, Diluted	60,840	57,072
Earnings Per Share, Basic	$ (0.06)	$ (0.28)
Earnings Per Share, Diluted	$ (0.06)	$ (0.28)
890 5TH AVENUE PARTNERS, INC.
Operating expenses
General and administrative expenses	$ 416,535	$ 2,317,651
Administrative fee - related party	60,000	180,000
Franchise tax expense	50,411	149,589
Loss from operations	(526,946)	(2,647,240)
Change in fair value of warrant liabilities	109,592	(806,967)
Offering costs associated with issuance of public and private warrants		(231,566)
Net gain from investments held in Trust Account	3,024	10,994
Net loss	$ (414,330)	$ (3,674,779)
890 5TH AVENUE PARTNERS, INC. | Class A Common Stock
Operating expenses
Weighted Average Number of Shares Outstanding, Basic	29,527,500	28,121,429
Weighted Average Number of Shares Outstanding, Diluted	29,527,500	28,121,429
Earnings Per Share, Basic	$ (0.01)	$ (0.10)
Earnings Per Share, Diluted	$ (0.01)	$ (0.10)
890 5TH AVENUE PARTNERS, INC. | Class F Common Stock
Operating expenses
Weighted Average Number of Shares Outstanding, Basic	7,187,500	7,142,857
Weighted Average Number of Shares Outstanding, Diluted	7,187,500	7,142,857
Earnings Per Share, Basic	$ (0.01)	$ (0.10)
Earnings Per Share, Diluted	$ (0.01)	$ (0.10)